Summary of significant accounting policies - IFRS 15 (Details) - EUR (€) € in Thousands		3 Months Ended
	Jan. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Significant accounting policies
Retained earnings		€ (39,219)		€ (37,480)
Total assets		67,707		67,031
Current assets		38,347		37,774
Trade receivables	€ 5,270	4,802		5,093
Total equity and liabilities		67,707		67,031
Current liabilities		8,957		6,576
Deferred income		69		271
Contract liabilities		2,969
Other liabilities and provisions		2,024		€ 2,084
Revenue		5,052	€ 4,530
Impairment loss on trade receivables		(53)
Operating loss		(2,254)	(2,388)
Loss before income tax		(1,576)	(2,431)
Net loss		(1,582)	(2,431)
Total comprehensive loss		(1,661)	€ (2,416)
IFRS 15-Revenue from Contracts with Customers
Significant accounting policies
Retained earnings	(100)
Total assets		15
Current assets		15
Trade receivables		15
Total equity and liabilities		59
Current liabilities		59
Deferred income		752
Contract liabilities		(2,969)
Other liabilities and provisions		2,276
Revenue	€ (100)	(44)
Impairment loss on trade receivables		53
Operating loss		9
Loss before income tax		9
Net loss		9
Total comprehensive loss		9
Previously stated
Significant accounting policies
Total assets		67,722
Current assets		38,362
Trade receivables		4,817
Total equity and liabilities		67,766
Current liabilities		9,016
Deferred income		821
Other liabilities and provisions		4,300
Revenue		5,008
Operating loss		(2,245)
Loss before income tax		(1,567)
Net loss		(1,573)
Total comprehensive loss		€ (1,652)